SECURTER SYSTEMS INC. (Details)	Mar. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [abstract]
Intangible assets	$ 29,840
Total non-current net assets	29,840
Cash	3,873
Sales tax receivable	71
Current assets	3,944
Accounts payable and accrued liabilities	(92)
Loan from shareholders	(24,152)
Total current liabilities	(24,244)
Accumulated Deficit	(181,655)
The Company's share of net assets and deficit	183,504
Non-controlling intere's share of net liabilities and deficit	(173,964)
Total net assets and deficit	$ (9,540)